CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During The Exploration Stage	Total
Beginning balance, Amount at Apr. 26, 2012
Shares issued for cash - at $0.000 per share, April 27, 2012, Amount	$ 90,000		$ (89,910)	$ 90
Shares issued for cash - at $0.000 per share, April 27, 2012, Shares	90,000,000
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Amount	281		(156,385)	(156,104)
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Shares	280,920
Debt forgiveness former officers - November 1, 2012 (Note 6)		36,896		36,896
Net loss for the period			(8,560)	(8,560)
Ending balance, Amount at Nov. 30, 2012	90,281	36,896	(254,855)	(127,678)
Ending balance, Shares at Nov. 30, 2012	90,280,920
Net loss for the period			(15,566)	(15,566)
Ending balance, Amount at May. 31, 2013	$ 90,281	$ 36,896	$ (270,421)	$ (143,244)
Ending balance, Shares at May. 31, 2013	90,280,920